SEGMENT INFORMATION - Revenue From External Customers Based Major Categories (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 433,893	$ 476,659	$ 313,564
At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	407,410	451,567	302,712
Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	26,483	25,092	10,852
North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	77,329	107,032	73,199
North Asia | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	77,287	107,032	73,199
North Asia | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	42	0	0
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	171,841	197,779	143,647
Thailand | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	171,613	197,544	143,463
Thailand | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	228	235	184
ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	184,723	171,848	96,718
ROW | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	158,510	146,991	86,050
ROW | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	26,213	24,857	10,668
Power
Disclosure Of Geographical Areas [Line Items]
Revenue	182,171	191,520	127,630
Power | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	92	0	0
Power | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	46,340	63,629	48,851
Power | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	135,739	127,891	78,779
Enamel
Disclosure Of Geographical Areas [Line Items]
Revenue	178,124	212,776	131,150
Enamel | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	76,002	107,027	73,179
Enamel | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	102,122	105,749	57,971
Enamel | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
SDI
Disclosure Of Geographical Areas [Line Items]
Revenue	45,931	39,476	15,600
SDI | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	1,209	0
SDI | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0
SDI | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	44,722	39,476
Others
Disclosure Of Geographical Areas [Line Items]
Revenue	27,667	32,887	21,683
Others | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	26	5	20
Others | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	23,379	28,401	3,724
Others | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 4,262	$ 4,481	17,939
Fabrication
Disclosure Of Geographical Areas [Line Items]
Revenue			33,101
Fabrication | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue			0
Fabrication | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue			33,101
Fabrication | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue			$ 0